Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended		15 Months Ended	17 Months Ended	24 Months Ended		27 Months Ended	29 Months Ended	36 Months Ended		39 Months Ended	41 Months Ended	48 Months Ended		51 Months Ended	53 Months Ended	60 Months Ended		63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	120 Months Ended
	Nov. 01, 2021	Apr. 12, 2021	Dec. 18, 2017	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026
C000175204 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC SMID Cap Growth Fund (Class R6/RSMRX)
Accumulated Value				$ 250,000					$ 287,538				$ 329,628				$ 367,938				$ 315,378				$ 530,712		$ 557,809		$ 543,847		$ 631,685		$ 572,514	$ 597,321
C000004724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC SMID Cap Growth Fund (Class I/TMCIX)
Accumulated Value				250,000					287,256				329,102				367,414				314,589				529,119		555,918		541,952		628,773		569,506	593,940
C000004723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC SMID Cap Growth Fund (Class A/TMCAX)— including maximum sales load (5.75%)
Accumulated Value				9,423					10,813				12,351				13,751				11,738				19,701		20,650		20,073		23,240		21,004	21,839
C000210802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)
Accumulated Value				2,500					2,508				2,513				2,601				2,763				2,786		2,650		2,519		2,548		2,680	2,827
C000066097 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Access Capital Community InvestmentFund (Class I/ACCSX)
Accumulated Value				1,000,000					1,001,354				1,001,443				1,034,414				1,099,411				1,107,838		1,053,482		999,516		1,011,804		1,062,551	1,120,081
C000074294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)— including maximum sales load (3.75%)
Accumulated Value				9,625					9,603				9,570				9,854				10,448				10,480		9,931		9,389		9,471		9,915	10,416
C000102917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)— including maximum sales load (4.25%)
Accumulated Value				9,578					10,200				10,921				11,081				9,970				12,064		11,701		10,698		12,283		13,093	14,550
C000102918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)
Accumulated Value				1,000,000					1,068,132				1,144,299				1,164,058				1,051,796				1,275,378		1,240,199		1,137,029		1,309,827		1,398,204	1,557,701
C000176573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)
Accumulated Value				1,000,000					1,068,527				1,146,630				1,166,521				1,054,937				1,279,134		1,244,906		1,141,828		1,315,924		1,406,314	1,568,053
C000268419 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay High Yield Bond Fund (Class R6/RHYRX)
Accumulated Value				1,000,000					1,102,436				1,148,567				1,220,103				1,220,409				1,466,295		1,463,656		1,426,347		1,581,771		1,690,776	1,815,574
C000102922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay High Yield Bond Fund (Class I/RGHYX)
Accumulated Value				1,000,000					1,102,874				1,148,912				1,219,496				1,218,825				1,463,231		1,459,433		1,421,092		1,574,687		1,681,864	1,801,117
C000102921 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — including maximum sales load (4.25%)
Accumulated Value				9,572					10,502				10,923				11,559				11,523				13,808		13,737		13,338		14,745		15,705	16,790
C000217811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Impact Bond Fund (Class A/RIBAX)—including maximum sales load (3.75%)
Accumulated Value			$ 9,625		$ 9,445					$ 9,763				$ 10,599				$ 10,656				$ 10,123				$ 9,500		$ 9,746		$ 10,188		$ 10,396
C000195863 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Impact Bond Fund (Class I/RIBIX)
Accumulated Value			1,000,000		982,077					1,017,639				1,107,488				1,117,312				1,065,221				1,002,343		1,030,912		1,081,553		1,105,221
C000195864 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Impact Bond Fund (Class R6/RIBRX)
Accumulated Value			1,000,000		982,216					1,019,324.1				1,109,792				1,120,213.2				1,067,486.8				1,004,978		1,034,125.7		1,084,220.9		1,109,769.2
C000227055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Impact Bond Fund (Class Y/RIBYX)
Accumulated Value		$ 5,000,000						$ 4,737,839				$ 4,460,006				$ 4,589,397				$ 4,817,223				$ 4,924,964
C000231740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)
Accumulated Value	$ 1,000,000					$ 936,579					$ 888,783				$ 952,693				$ 1,027,371				$ 1,073,836
C000231741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)
Accumulated Value	1,000,000					936,437					888,256				951,656				1,025,615				1,071,404
C000231739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Core Plus Bond Fund (Class A/RCPAX) — including maximum sales load (3.75%)
Accumulated Value	9,579					8,963					8,477				9,060				9,737				10,147
C000231742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Strategic Income Fund (Class A/RBIAX)— including maximum sales load (3.75%)
Accumulated Value	9,579					9,446					9,641				10,659				11,468				11,940
C000231744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Strategic Income Fund (Class I/RBSIX)
Accumulated Value	1,000,000					986,864					1,010,488				1,118,738				1,207,978				1,260,312
C000231743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Strategic Income Fund (Class R6/RBSRX)
Accumulated Value	1,000,000					987,015					1,011,072				1,121,090				1,210,040				1,263,021
Standard And Poor s 500 C000004724 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000					292,931				333,917				365,627				340,114				531,774		614,974		567,446		737,006		797,821	939,861
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index (Regulatory Benchmark)
Accumulated Value				10,000					11,717				13,357				14,625				13,605				21,271		24,599		22,698		29,480		31,913	37,594
Bloomberg US Securitized C000066097 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000					1,002,168				1,010,099				1,055,304				1,127,979				1,131,321		1,076,327		1,025,413		1,041,919		1,098,820	1,161,991
Bloomberg US Securitized C000210802 Index [Member]
Account Value [Line Items]
Accumulated Value				2,500					2,505				2,525				2,638				2,820				2,828		2,691		2,564		2,605		2,747	2,905
Bloomberg US Aggregate Bond C000210802 Index [Member]
Account Value [Line Items]
Accumulated Value				2,500					2,511				2,541				2,655				2,892				2,913		2,792		2,658		2,703		2,835	2,959
Bloomberg US Securitized Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Securitized Index (Strategy Benchmark)
Accumulated Value				10,000					10,022				10,101				10,553				11,280				11,313		10,763		10,254		10,419		10,988	11,620
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	$ 5,000,000	10,000	10,000	9,861	9,419		$ 4,769,787	10,044	10,302	8,969	$ 4,541,633	10,165	11,223	9,121	$ 4,618,747	10,620	11,303	9,566	$ 4,843,919	11,569	10,833	9,982	$ 5,054,559	11,651	10,315	11,168	10,490	10,633	11,002	10,814	11,480	11,342	11,835
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)
Accumulated Value				10,000					9,810				10,494				10,454				10,892				11,401		10,671		9,810		9,858		10,159	10,592
JPMorgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							JPMorgan EMBI Global Diversified Index (Strategy Benchmark)
Accumulated Value				10,000					10,893				11,360				11,839				11,030				12,796		11,845		11,025		12,271		13,100	14,459
Bloomberg Global Aggregate Bond C000102918 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000					980,973				1,049,373				1,045,379				1,089,245				1,140,083		1,067,087		981,012		985,833		1,015,888	1,059,160
JPMorgan EMBI Global Diversified C000102918 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000					1,089,300				1,136,031				1,183,858				1,103,000				1,279,591		1,184,517		1,102,549		1,227,137		1,309,968	1,445,943
ICE BofA US High Yield C000102922 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000					1,168,759				1,211,933				1,283,865				1,188,189				1,465,128		1,460,824		1,408,781		1,564,317		1,683,183	1,799,275
Bloomberg US Aggregate Bond C000102922 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000					1,004,405				1,016,485				1,062,032				1,156,911				1,165,128		1,116,751		1,063,334		1,081,388		1,134,156	1,183,475
ICE BofA US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA US High Yield Index (Strategy Benchmark)
Accumulated Value				10,000					11,688				12,119				12,839				11,882				14,651		14,608		14,088		15,643		16,832	17,993
Bloomberg US Aggregate Bond C000195863 Index [Member]
Account Value [Line Items]
Accumulated Value			$ 1,000,000		986,060					1,030,243				1,122,282				1,130,253				1,083,324				1,031,506		1,049,020		1,100,161		1,148,002
Bloomberg US Aggregate Bond C000195864 Index [Member]
Account Value [Line Items]
Accumulated Value					$ 986,059.63					$ 1,030,243.08				$ 1,122,282.22				$ 1,130,253.47				$ 1,083,324.36				$ 1,031,505.7		$ 1,049,019.84		$ 1,100,161.34		$ 1,148,002.41
ICE BofA US Dollar 3 Month Deposit Offered Rate Constant Maturity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA US Dollar 3‑Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)
Accumulated Value	10,000					9,995					10,234				10,779				11,339				11,821
Bloomberg US Aggregate Bond C000231744 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000					941,947					896,891				912,119				956,587				998,185
ICE BofA US Dollar 3 Month Deposit Offered Rate Constant Maturity C000231744 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000					$ 999,500					$ 1,023,388				$ 1,077,935				$ 1,133,879				$ 1,182,069
Russell 2500 Growth C000004724 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000					299,429				359,075				386,165				330,560				619,794		557,094		499,425		604,918		566,394	675,793
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2500 Growth Index (Strategy Benchmark)
Accumulated Value				$ 10,000					$ 11,977				$ 14,363				$ 15,447				$ 13,222				$ 24,792		$ 22,284		$ 19,977		$ 24,197		$ 22,656	$ 27,032